Restricted Deposits - Deposits Which are Restricted in Use (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Short-term financial instruments	₩ 616,780	₩ 468,768
Long-term financial instruments	1,222	937
Financial instruments	618,002	469,705
Restricted deposits [member]
Disclosure of financial assets [line items]
Short-term financial instruments	89,850	90,278
Long-term financial instruments	1,222	937
Financial instruments	₩ 91,072	₩ 91,215